Identification and activities of the Company and Subsidiaries - Employees (Details) - employee	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	6,997	6,081
In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	6,533	5,671
Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	464	410
Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	160	136
Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	2,683	1,756
Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	4,154	4,189
SQM S.A.
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	518	425
SQM S.A. | In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	518	425
SQM S.A. | Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	0	0
SQM S.A. | Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	32	33
SQM S.A. | Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	177	117
SQM S.A. | Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	309	275
Other subsidiaries
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	6,479	5,656
Other subsidiaries | In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	6,015	5,246
Other subsidiaries | Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	464	410
Other subsidiaries | Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	128	103
Other subsidiaries | Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	2,506	1,639
Other subsidiaries | Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	3,845	3,914